Schedule of Outstanding Convertible Note (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024		Feb. 14, 2024	Jun. 30, 2023
Schedule Of Outstanding Convertible Note
Principal value of Convertible Note	$ 1,935,347	$ 1,874,574
Debt discount, net of amortization	(284,306)	(692,621)	[1]		[1]
Convertible Note	$ 1,651,041	$ 1,181,953		$ 4,000,000

[1]	The debt discount includes the following and is being amortized over 18 months: